Fair Value of Financial Assets and Liabilities-Level 3 Reconciliation (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Level 3 Reconciliation
Assets at beginning of period		$ 35,601,430
Assets at end of period		41,013,874	$ 35,601,430
Level 3
Level 3 Reconciliation
Assets at beginning of period		43,976	54,327
Gain (Loss) Recognized in Income	[1]	930	2,715
Gain (Loss) Recognized in Equity	[2]	(510)	(253)
Purchases		48,017	48,740
Sales		(44,681)	(56,582)
Transfer from Level 1 and 2	[1]	15,142
Transfer to Level 1 and 2	[2]	(615)	(4,971)
Assets at end of period		62,259	43,976
Financial assets held-for-trading | Level 3
Level 3 Reconciliation
Assets at beginning of period		20,866	8,012
Gain (Loss) Recognized in Income	[1]	(38)	176
Gain (Loss) Recognized in Equity	[2]
Purchases		48,017	48,740
Sales		(26,504)	(36,062)
Transfer from Level 1 and 2	[1]	13,368
Transfer to Level 1 and 2	[2]	(615)
Assets at end of period		55,094	20,866
Financial assets held-for-trading | Other instruments issued in Chile | Level 3
Level 3 Reconciliation
Assets at beginning of period		20,866	8,012
Gain (Loss) Recognized in Income	[1]	(38)	176
Gain (Loss) Recognized in Equity	[2]
Purchases		48,017	48,740
Sales		(26,504)	(36,062)
Transfer from Level 1 and 2	[1]	13,368
Transfer to Level 1 and 2	[2]	(615)
Assets at end of period		55,094	20,866
Financial assets at fair value through other comprehensive income | Level 3
Level 3 Reconciliation
Assets at beginning of period		23,110	46,315
Gain (Loss) Recognized in Income	[1]	968	2,539
Gain (Loss) Recognized in Equity	[2]	(510)	(253)
Purchases
Sales		(18,177)	(20,520)
Transfer from Level 1 and 2	[1]	1,774
Transfer to Level 1 and 2	[2]		(4,971)
Assets at end of period		7,165	23,110
Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Level 3 | Debt instruments
Level 3 Reconciliation
Assets at beginning of period		23,021	46,265
Gain (Loss) Recognized in Income	[1]	968	2,539
Gain (Loss) Recognized in Equity	[2]	(517)	(292)
Purchases
Sales		(18,177)	(20,520)
Transfer from Level 1 and 2	[1]	1,774
Transfer to Level 1 and 2	[2]		(4,971)
Assets at end of period		7,069	23,021
Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Level 3 | Trading equity instruments
Level 3 Reconciliation
Assets at beginning of period		89	50
Gain (Loss) Recognized in Income	[1]
Gain (Loss) Recognized in Equity	[2]	7	39
Purchases
Sales
Transfer from Level 1 and 2	[1]
Transfer to Level 1 and 2	[2]
Assets at end of period		$ 96	$ 89

[1]	It is recorded in the income statement under "Net financial operating income"
[2]	It is recorded in Equity under "Other Comprehensive Income"